Operating Segment Analysis	12 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Operating Segment Analysis
Operating Segment Analysis
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews financial information presented on a Group level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.
Major Customer
Worldpay (UK) Limited, or Worldpay, was our largest client for each of the last three fiscal years, contributing 10.8%, 13.0% and 15.6% of our total revenue in fiscal 2018, 2017 and 2016, respectively.
Geographical Information of Group’s Non-Current Assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2018 £’000	2017 £’000
UK	£27,209	£27,028
North America	45,717	6,350
Europe	5,246	4,996
Other	2,261	1,339
Total	£80,433	£39,713